Fair Value Measurement - Summary of Marketable Securities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 399,170
Unrealized Gains	295
Unrealized Losses	(2,007)
Fair Value	397,458
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	399,149
Unrealized Gains	295
Unrealized Losses	(2,007)
Fair Value	397,437
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	274,939
Unrealized Gains	100
Unrealized Losses	(1,725)
Fair Value	273,314
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	96,713
Unrealized Gains	190
Unrealized Losses	(199)
Fair Value	96,704
U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	20,235
Unrealized Gains	0
Unrealized Losses	(64)
Fair Value	20,171
Foreign government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	3,262
Unrealized Gains	0
Unrealized Losses	(19)
Fair Value	3,243
Municipal/provincial bonds and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	4,000
Unrealized Gains	5
Unrealized Losses	0
Fair Value	4,005
Pending Purchases And Sales
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	21
Unrealized Gains	0
Unrealized Losses	0
Fair Value	$ 21